Kathleen A. McGah
AVP & Senior Counsel
Law Department

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

Tel: 781-790-8774
Fax: 781-890-0327
Kate.mcgah@delawarelife.com

May 2, 2023

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re: Certification pursuant to Rule 497(j)
Delaware Life Variable Account F ("Registrant")
File Nos. 333-238865 and 811-05846

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the forms of rate sheet supplement, prospectus and statement of additional information for the above-captioned Registrant, each dated May 1, 2023, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the rate sheet supplement,  prospectus and statement of additional information, being Post-Effective Amendment No. 6.  Post-Effective Amendment No.6 was filed electronically with the Securities and Exchange Commission via EDGAR on April 27, 2023.

Sincerely,

/s/ Kathleen A. McGah

Kathleen A. McGah
Senior Counsel